Business Segments (Financial Information By Business Segment) (Detail) (JPY ¥) In Billions, unless otherwise specified	6 Months Ended
	Sep. 30, 2014		Sep. 30, 2013
Segment Reporting Information [Line Items]
Net revenue	¥ 2,088.4		¥ 1,902.2
Operating expenses	1,301.4		1,179.9
Operating profit (loss)	787.0		722.3
BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	1,255.5		1,122.2
Net revenue, Net interest income	704.7		631.1
Net revenue, Net fees	334.3		312.8
Net revenue, Other	216.5		178.3
Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	832.9	[1]	780.0	[1]
Business Segment [Member] | Integrated Retail Banking Business Group [Member]
Segment Reporting Information [Line Items]
Net revenue	636.7		651.4
Operating expenses	478.6		477.6
Operating profit (loss)	158.1		173.8
Business Segment [Member] | Integrated Retail Banking Business Group [Member] | BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	289.0		288.9
Net revenue, Net interest income	192.4		204.1
Net revenue, Net fees	89.9		80.3
Net revenue, Other	6.7		4.5
Business Segment [Member] | Integrated Retail Banking Business Group [Member] | Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	347.7	[1]	362.5	[1]
Business Segment [Member] | Integrated Corporate Banking Business Group [Member]
Segment Reporting Information [Line Items]
Net revenue	462.6		457.5
Operating expenses	220.5		217.0
Operating profit (loss)	242.1		240.5
Business Segment [Member] | Integrated Corporate Banking Business Group [Member] | BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	404.8		397.8
Net revenue, Net interest income	177.9		191.2
Net revenue, Net fees	177.4		160.5
Net revenue, Other	49.5		46.1
Business Segment [Member] | Integrated Corporate Banking Business Group [Member] | Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	57.8	[1]	59.7	[1]
Business Segment [Member] | Integrated Trust Assets Business Group [Member]
Segment Reporting Information [Line Items]
Net revenue	81.7		76.7
Operating expenses	49.0		44.7
Operating profit (loss)	32.7		32.0
Business Segment [Member] | Integrated Trust Assets Business Group [Member] | BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	34.0		32.4
Net revenue, Net fees	34.0		32.4
Business Segment [Member] | Integrated Trust Assets Business Group [Member] | Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	47.7	[1]	44.3	[1]
Business Segment [Member] | Integrated Global Business Group [Member]
Segment Reporting Information [Line Items]
Net revenue	488.5		441.2
Operating expenses	292.1		272.2
Operating profit (loss)	196.4		169.0
Business Segment [Member] | Integrated Global Business Group [Member] | Other Than MUAH [Member]
Segment Reporting Information [Line Items]
Net revenue	303.6		266.0
Operating expenses	168.7		147.7
Operating profit (loss)	134.9		118.3
Business Segment [Member] | Integrated Global Business Group [Member] | MUAH [Member]
Segment Reporting Information [Line Items]
Net revenue	184.9		175.2
Operating expenses	123.4		124.5
Operating profit (loss)	61.5		50.7
Business Segment [Member] | Integrated Global Business Group [Member] | BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	237.6		209.1
Net revenue, Net interest income	127.8		109.6
Net revenue, Net fees	87.0		77.1
Net revenue, Other	22.8		22.4
Business Segment [Member] | Integrated Global Business Group [Member] | BTMU And MUTB [Member] | Other Than MUAH [Member]
Segment Reporting Information [Line Items]
Net revenue	237.6		209.1
Net revenue, Net interest income	127.8		109.6
Net revenue, Net fees	87.0		77.1
Net revenue, Other	22.8		22.4
Business Segment [Member] | Integrated Global Business Group [Member] | Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	250.9	[1]	232.1	[1]
Business Segment [Member] | Integrated Global Business Group [Member] | Other Than BTMU And MUTB [Member] | Other Than MUAH [Member]
Segment Reporting Information [Line Items]
Net revenue	66.0	[1]	56.9	[1]
Business Segment [Member] | Integrated Global Business Group [Member] | Other Than BTMU And MUTB [Member] | MUAH [Member]
Segment Reporting Information [Line Items]
Net revenue	184.9	[1]	175.2	[1]
Business Segment [Member] | Krungsri [Member]
Segment Reporting Information [Line Items]
Net revenue	98.9
Operating expenses	51.6
Operating profit (loss)	47.3
Business Segment [Member] | Krungsri [Member] | Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	98.9	[1]		[1]
Business Segment [Member] | Integrated Global Markets Business Group [Member]
Segment Reporting Information [Line Items]
Net revenue	319.9		284.0
Operating expenses	92.3		82.8
Operating profit (loss)	227.6		201.2
Business Segment [Member] | Integrated Global Markets Business Group [Member] | BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	251.8		203.8
Net revenue, Net interest income	114.0		82.1
Net revenue, Net fees	(14.5)		(10.6)
Net revenue, Other	152.3		132.3
Business Segment [Member] | Integrated Global Markets Business Group [Member] | Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	68.1	[1]	80.2	[1]
Other [Member]
Segment Reporting Information [Line Items]
Net revenue	0.1		(8.6)
Operating expenses	117.3		85.6
Operating profit (loss)	(117.2)		(94.2)
Other [Member] | BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	38.3		(9.8)
Net revenue, Net interest income	92.6		44.1
Net revenue, Net fees	(39.5)		(26.9)
Net revenue, Other	(14.8)		(27.0)
Other [Member] | Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	¥ (38.2)	[1]	¥ 1.2	[1]

[1]	Includes MUFG and its subsidiaries other than BTMU and MUTB.